Revenue Recognition - Other revenue (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 17,638	$ 14,921	$ 31,775	$ 33,511
Products transferred at a point in time
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total	4,399	3,969	7,955	6,392
Products and services transferred over time
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total	13,239	10,952	23,820	27,119
Direct sales
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total	13,083	10,833	23,656	27,119
Marketplace sales
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 4,399	$ 3,969	7,955	$ 6,392
Other
Revenue Recognition
Revenue from Contract with Customer, Excluding Assessed Tax, Total			$ 164